Transactions with Related Parties - Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Accrued liabilities	$ 552	$ 776
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Accrued liabilities	$ 24	$ 124